Vessels, Net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Balance	$ 1,037,206
Additions	50,400
Disposals	(3,968)
Balance	1,083,638	$ 1,037,206
Cost
Property Plant And Equipment [Line Items]
Balance	1,354,298	1,506,188
Additions	77,409	15,341
Vessel impairment losses		(42,231)
Transfer to vessel held for sale		(125,000)
Disposals	(4,291)
Balance	1,427,416	1,354,298
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(317,092)	(276,139)
Additions	(27,009)	(55,983)
Vessel impairment losses		15,030
Disposals	323
Balance	(343,778)	(317,092)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,037,206	1,230,049
Additions	50,400	(40,642)
Vessel impairment losses		(27,201)
Transfer to vessel held for sale		(125,000)
Disposals	(3,968)
Balance	$ 1,083,638	$ 1,037,206